Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment
	Land (Note 1)	Buildings and structures (Note 1)	Transportation equipment	Office equipment	Other equipment (Note 2)	Total
At January 1, 2024
Cost	$12,737,302	$3,261,934	$21,773	$1,700,073	$11,744,573	$29,465,655
Accumulated depreciation	-	(924,133)	(21,773)	(1,018,793)	(11,621,991)	(13,586,690)
	$12,737,302	$2,337,801	$-	$681,280	$122,582	$15,878,965
2024
January 1	$12,737,302	$2,337,801	$-	$681,280	$122,582	$15,878,965
Additions	-	46,568	-	356,809	119,458	522,835
Disposals	-	-	-	(995)	-	(995)
Depreciation expenses	-	(66,681)	-	(302,079)	(38,855)	(407,615)
Reclassification	-	-	-	-	-	-
Net exchange differences	(835,478)	(153,094)	-	(62,827)	(2,648)	(1,054,047)
December 31	$11,901,824	$2,164,594	$-	$672,188	$200,537	$14,939,143

At December 31, 2024
Cost	$11,901,824	$3,061,195	$19,431	$1,872,113	$2,263,591	$19,118,154
Accumulated depreciation	-	(896,601)	(19,431)	(1,199,925)	(2,063,054)	(4,179,011)
	$11,901,824	$2,164,594	$-	$672,188	$200,537	$14,939,143
	Land (Note 1)	Buildings and structures (Note 1)	Transportation equipment	Office equipment	Other equipment (Note 2)	Total
At January 1, 2023
Cost	$12,718,015	$3,246,249	$31,504	$1,635,691	$12,112,226	$29,743,685
Accumulated depreciation	-	(845,603)	(25,807)	(793,341)	(11,946,367)	(13,611,118)
	$12,718,015	$2,400,646	$5,697	$842,350	$165,859	$16,132,567
2023
January 1	$12,718,015	$2,400,646	$5,697	$842,350	$165,859	$16,132,567
Additions	-	10,600	-	108,851	118,113	237,564
Disposals	-	-	(2,408)	(3,808)	-	(6,216)
Depreciation expenses	-	(76,102)	(3,248)	(263,500)	(164,176)	(507,026)
Reclassification	-	-	-	(1,649)	-	(1,649)
Net exchange differences	19,287	2,657	(41)	(964)	2,786	23,725
December 31	$12,737,302	$2,337,801	$-	$681,280	$122,582	$15,878,965

At December 31, 2023
Cost	$12,737,302	$3,261,934	$21,773	$1,700,073	$11,744,573	$29,465,655
Accumulated depreciation	-	(924,133)	(21,773)	(1,018,793)	(11,621,991)	(13,586,690)
	$12,737,302	$2,337,801	$-	$681,280	$122,582	$15,878,965

Note	1: Information relating to property and equipment that were pledged to others as collaterals is provided in Note 38.

Note	2: Other equipment primarily includes big data platform for image analytics, data storage equipment and server equipment.